CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 117,282	$ 161,271
Prepaid expenses	608,904
Total current assets	726,186	161,271
Investments held in Trust Account	276,057,966
Deferred offering costs associated with the initial public offering		413,039
Total Assets	276,784,152	574,310
Liabilities, Current [Abstract]
Accounts payable	89,017	13,785
Due to related party	20,532
Accrued expenses	795,586	68,346
Note payable - related party		500,000
Total current liabilities	905,135	582,131
Accrued liabilities	4,888,889
Convertible note - related party	1,152,680
Deferred underwriting commissions	9,660,000
Derivative warrant liabilities	25,324,530
Total liabilities	41,931,234	582,131
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Additional paid-in capital		24,310
Accumulated deficit	(41,147,772)	(32,821)
Total shareholders' deficit	(41,147,082)	(7,821)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	276,784,152	574,310
Class A Common Stock Subject to Redemption
Liabilities, Current [Abstract]
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares at redemption value of $10.00 per share as of December 31, 2021 and December 31, 2020, respectively	276,000,000
Class A Ordinary shares
Shareholders' Deficit:
Ordinary shares	0
Class B Ordinary share
Shareholders' Deficit:
Ordinary shares	$ 690	$ 690